Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule Of Unaudited Quarterly Financial Data

2011	Q1	Q2	Q3	Q4

Net sales	$2,108.6	$2,061.5	$2,017.6	$2,044.7
Gross profit	466.0	421.6	411.2	429.1
Income before taxes	239.8	185.0	192.6	210.9
Net income attributable to controlling interests	181.5	145.0	138.4	158.5
Earnings per share
– basic	$2.04	$1.62	$1.55	$1.78
– diluted	$1.93	$1.54	$1.48	$1.70
Dividends paid	$0.40	$0.43	$0.45	$0.45

2010	Q1	Q2	Q3	Q4

Net sales	$1,720.8	$1,801.5	$1,740.9	$1,907.4
Gross profit	383.5	412.0	373.8	422.8
Income before taxes	179.2	205.9	189.6	230.8
Net income attributable to controlling interests	126.5	146.5	140.1	177.5
Earnings per share
– basic	$1.48	$1.69	$1.58	$2.01
– diluted	$1.39	$1.60	$1.51	$1.89
Dividends paid	$—	$—	$0.30	$0.35

Schedule Of Exchange Rates For Key Currencies Vs U.S. Dollar

	2011 Average	2011 Year end	2010 Average	2010 Year end	2009 Average	2009 Year end	2008 Average	2008 Year end	2007 Average	2007 Year end
EUR	1.390	1.292	1.321	1.323	1.387	1.435	1.459	1.411	1.368	1.465
CNY	0.155	0.159	0.148	0.151	0.146	0.147	0.144	0.146	0.131	0.138
JPY/1000	12.570	12.881	11.411	12.268	10.692	10.877	9.738	11.093	8.491	8.844
KRW/1000	0.904	0.863	0.864	0.883	0.783	0.859	0.911	0.795	1.074	1.068
MXN	0.080	0.071	0.079	0.081	0.074	0.076	0.090	0.074	0.092	0.091
SEK	0.154	0.144	0.139	0.147	0.131	0.139	0.152	0.129	0.148	0.155